UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 154.0% (98.2% of Total Investments)

	MUNICIPAL BONDS – 153.6% (97.9% of Total Investments)

	Consumer Discretionary – 4.7% (3.0% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	Ba1	$ 540,000
400	5.250%, 9/01/19 – SYNCORA GTY Insured	11/16 at 100.00	Ba1	401,256
330	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	330,970
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	351,029
535	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	536,573
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	100,294
12,165	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	12,200,762
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	BB	1,002,500
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,194,160
	Center, Series 2006A, 5.000%, 12/01/31 (4)
17,420	Total Consumer Discretionary			16,657,544
	Consumer Staples – 4.8% (3.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
595	5.125%, 6/01/24	6/17 at 100.00	B–	584,254
1,695	5.875%, 6/01/30	6/17 at 100.00	B–	1,692,441
210	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	215,769
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
13,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	11/16 at 16.20	N/R	1,801,930
	Series 2006A, 0.000%, 6/15/46
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
2,220	5.250%, 6/01/32	6/17 at 100.00	N/R	2,228,969
2,915	5.625%, 6/01/47	6/17 at 100.00	N/R	2,915,700
100	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	11/16 at 100.00	B3	98,620
	Series 2006A, 5.000%, 6/01/46
3,270	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/16 at 100.00	BBB–	3,294,492
	Series 2002, 5.500%, 5/15/39
2,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	11/16 at 100.00	BB+	2,000,160
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.000%, 6/01/37
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	1,514,460
	Series 2007-1A, 5.000%, 6/01/29
780	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/16 at 100.00	A3	780,398
	Bonds, Series 2001, 5.000%, 5/15/31
28,285	Total Consumer Staples			17,127,193
	Education and Civic Organizations – 11.0% (7.0% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	9/16 at 100.00	BB+	2,377,256
	University, Series 2006, 5.625%, 9/01/38
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	818,846
	Series 2012A, 5.000%, 7/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2008A:
2,000	5.000%, 7/01/18	No Opt. Call	AA+	2,160,960
530	5.250%, 7/01/38	No Opt. Call	AA+	571,266
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2012A:
1,145	5.000%, 7/01/30	No Opt. Call	AA+	1,369,798
1,050	5.000%, 7/01/37	No Opt. Call	AA+	1,256,147
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	603,505
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,896,806
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,461,425
	Maryland, Series 2012A, 5.000%, 10/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University
	Maryland, Series 2014:
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,496,613
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,101,460
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,151,583
	College of Art, Series 2007, 5.000%, 6/01/36
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	No Opt. Call	Baa1	1,716,045
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,399,240
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	791,674
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	A+	738,500
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
7,775	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AA–	8,602,102
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,009,180
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,756,903
35,700	Total Education and Civic Organizations			39,279,309
	Energy – 0.0% (0.0% of Total Investments)
140	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	9/20 at 100.00	B	142,957
	Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
	Health Care – 35.2% (22.5% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds,
	Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	BBB	1,068,289
2,470	4.250%, 7/01/35	7/25 at 100.00	BBB	2,686,940
1,975	5.000%, 7/01/45	7/25 at 100.00	BBB	2,330,658
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	2,738,889
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,648,391
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	450,874
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	No Opt. Call	A	1,601,881
	Health System Issue, Series 2012, 5.000%, 7/01/24
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A	2,705,875
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	2,307,460
	System Issue, Refunding Series 2013, 5.000%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A1	1,085,730
1,775	5.000%, 7/01/37	7/22 at 100.00	A1	2,033,600
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	4,694,068
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/25 at 100.00	AA–	2,758,725
	Health System Issue, Series 2015A, 4.000%, 5/15/40
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/20 at 100.00	AA–	5,000,688
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	580,615
500	5.000%, 5/15/26	5/21 at 100.00	AA–	578,485
1,685	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA	1,738,128
	System, Series 2008, 5.000%, 7/01/28 – AGM Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2011:
500	5.750%, 7/01/31	No Opt. Call	A+	592,035
1,000	6.000%, 7/01/41	7/21 at 100.00	A+	1,198,430
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2015:
1,500	4.000%, 7/01/35	7/25 at 100.00	A+	1,638,120
1,125	5.000%, 7/01/40	7/25 at 100.00	A+	1,348,121
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	3,257,119
535	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medlantic/Helix,	No Opt. Call	AA	713,851
	Series 1998A, 5.250%, 8/15/38 – AGM Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health
	Issue, Series 2015:
500	5.000%, 8/15/28	2/25 at 100.00	A2	616,050
2,500	5.000%, 8/15/38	2/25 at 100.00	A2	2,970,525
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	3,261,882
	Center, Series 2011, 5.000%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB	108,763
1,895	5.000%, 7/01/38	7/26 at 100.00	BBB	2,279,117
2,010	4.000%, 7/01/42	7/26 at 100.00	BBB	2,159,604
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional
	Medical Center Issue, Refunding Series 2015:
1,185	5.000%, 7/01/39	7/24 at 100.00	A	1,403,324
4,000	5.000%, 7/01/45	7/24 at 100.00	A	4,708,840
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	13,134,952
4,665	4.000%, 7/01/43	7/22 at 100.00	A2	4,955,163
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/25 at 100.00	A2	1,195,700
	Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,513,203
	Maryland Medical System, Series 2010, 5.125%, 7/01/39
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/24 at 100.00	BBB	14,627,844
	Health, Series 2014, 5.250%, 7/01/34
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	AA	9,168,717
	2011MD, 5.000%, 12/01/40
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
2,000	5.000%, 12/01/44	6/25 at 100.00	AA	2,408,120
7,500	4.000%, 12/01/44	6/25 at 100.00	AA	8,347,800
4,100	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2016,	6/26 at 100.00	AA	5,033,652
	5.000%, 12/01/45
110,040	Total Health Care			125,650,228
	Housing/Multifamily – 7.7% (4.9% of Total Investments)
1,990	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,180,682
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments,
	Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,607,280
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,748,028
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series	6/26 at 100.00	A+	2,007,982
	2016, 4.000%, 6/01/46
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,504,180
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,273,580
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/16 at 100.00	Aaa	2,113,904
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University
	Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	570,830
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	560,340
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,668,090
	University Village, Series 2012, 5.000%, 7/01/33
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	7/25 at 100.00	BBB–	564,439
	Maryland – Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of	11/16 at 100.00	AA	1,500,750
	Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of
	Maryland, College Park Project, Refunding Series 2016:
900	5.000%, 6/01/29 – AGM Insured	6/26 at 100.00	AA	1,138,005
1,240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,554,278
1,440	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	1,777,795
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	950,032
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/24 at 100.00	Aaa	1,584,525
	Development Bonds, Series 2014A, 3.875%, 7/01/39
24,365	Total Housing/Multifamily			27,304,720
	Housing/Single Family – 8.7% (5.5% of Total Investments)
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,097,650
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,385	Maryland Community Development Administration Department of Housing and Community	3/26 at 100.00	Aa2	2,486,124
	Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36
2,400	Maryland Community Development Administration Department of Housing and Community	9/23 at 100.00	Aa2	2,635,416
	Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32
	Maryland Community Development Administration Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa2	3,166,770
1,165	3.750%, 3/01/39	3/24 at 100.00	Aa2	1,226,500
1,000	Maryland Community Development Administration Department of Housing and Community	12/24 at 100.00	Aaa	1,072,250
	Development, Residential Revenue Bonds, Series 2014I, 3.450%, 12/15/31
1,500	Maryland Community Development Administration Department of Housing and Community	9/25 at 100.00	Aa2	1,602,585
	Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35
6,915	Maryland Community Development Administration, Department of Housing and Community	11/16 at 100.00	Aa2	6,927,932
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative
	Minimum Tax) (UB) (5)
1,500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	1,518,886
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative
	Minimum Tax) (UB) (5)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	2,860,300
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative
	Minimum Tax) (UB) (5)
	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage
	Revenue Bonds, Series 2016A:
3,570	2.875%, 7/01/31	7/25 at 100.00	Aa2	3,601,916
715	2.950%, 1/01/34	7/25 at 100.00	Aa2	721,092
29,970	Total Housing/Single Family			30,917,421
	Industrials – 1.9% (1.2% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds,	6/20 at 100.00	Baa3	6,597,802
	Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35
	Long-Term Care – 5.8% (3.7% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A	5,275,077
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,300,736
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,987,828
5,070	6.250%, 1/01/45	1/21 at 100.00	A	5,986,555
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
210	5.000%, 1/01/17	No Opt. Call	N/R	212,113
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,471,373
1,050	5.300%, 1/01/37	1/17 at 100.00	N/R	1,056,951
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,519,358
	Retirement Community, Series 2007, 4.750%, 7/01/34
19,220	Total Long-Term Care			20,809,991
	Tax Obligation/General – 19.5% (12.4% of Total Investments)
1,615	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement,	No Opt. Call	AAA	1,657,281
	Series 2015, 5.000%, 4/01/17
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	AA	1,182,510
1,200	5.000%, 10/15/30	10/21 at 100.00	AA	1,410,744
3,100	Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, Refunding	2/22 at 100.00	AAA	3,740,088
	Series 2014A, 5.000%, 2/15/23
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA	3,600,352
	Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	11/16 at 100.00	AAA	2,313,690
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
3,215	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2010B,	No Opt. Call	AAA	3,427,447
	5.000%, 3/01/18
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011B,	No Opt. Call	AAA	1,024,260
	5.000%, 3/15/17
1,895	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009A,	No Opt. Call	AAA	1,939,836
	3.000%, 8/15/17
3,750	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	No Opt. Call	AAA	3,919,013
	5.250%, 8/15/17
4,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C,	No Opt. Call	AAA	4,030,800
	5.000%, 11/01/16
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016:
5,000	5.000%, 6/01/20	No Opt. Call	AAA	5,787,600
5,000	5.000%, 6/01/26	6/24 at 100.00	AAA	6,332,950
4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation	No Opt. Call	AA	2,105,406
	Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,
	Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,496,980
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,477,600
3,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	3,034,620
	Series 2014B, 5.000%, 12/01/16
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	AA–	2,338,455
	7/01/20 – NPFG Insured
2,270	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,463,245
	NPFG Insured
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	6,558,335
	Election Series 2012G, 0.000%, 8/01/40 – AGM Insured
1,025	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,059,450
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2009,
	5.000%, 6/01/17
2,700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	2,770,578
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2013,
	4.000%, 6/01/17
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital	8/25 at 35.55	Aaa	1,928,220
	Appreciation Series 2015, 0.000%, 8/15/50
82,385	Total Tax Obligation/General			69,599,460
	Tax Obligation/Limited – 23.0% (14.7% of Total Investments)
990	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	1,048,014
	Project, Series 2010, 6.100%, 7/01/40
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester &	7/23 at 100.00	A+	1,422,936
	Farmington Village Projects, Series 2013, 5.000%, 7/01/32
90	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	9/16 at 100.00	AA–	90,331
	9/01/19 – NPFG Insured
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing,
	Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	610,890
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	488,725
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
72	5.600%, 7/01/20 – RAAI Insured	1/17 at 100.00	AA	72,991
450	5.700%, 7/01/29 – RAAI Insured	1/17 at 100.00	AA	456,341
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	6,071,662
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,651,989
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.250%, 1/01/36	1/22 at 100.00	A	1,115,310
500	5.125%, 1/01/42	1/22 at 100.00	A	551,340
245	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	268,721
2,275	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/33	12/26 at 100.00	BBB+	2,745,220
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of	No Opt. Call	AA	675,902
	Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	11/16 at 100.00	N/R	2,054,141
	5.750%, 7/01/34
3,290	Maryland Economic Development Corporation, Lease Revenue Bonds, Maryland Public Health	No Opt. Call	AA+	3,399,952
	Laboratory Project, Series 2011, 5.000%, 6/01/17
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction
	and Revitalization Program, Series 2016:
3,715	5.000%, 5/01/30	5/26 at 100.00	AA	4,708,763
6,500	5.000%, 5/01/41	5/26 at 100.00	AA	8,013,200
4,500	5.000%, 5/01/46	5/26 at 100.00	AA	5,525,685
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	1,030,100
	0.000%, 12/15/32
320	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor	1/26 at 100.00	N/R	337,357
	Road Project, Series 2016, 5.000%, 7/01/46
6,424	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	11/16 at 100.00	N/R	6,432,030
	2005, 5.200%, 7/01/34
1,406	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	1/17 at 100.00	N/R	1,415,772
	2005, 5.250%, 7/01/35
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	1,191,190
	7/01/29 – AMBAC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Ca	248,028
	0.000%, 7/01/44 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/16 at 100.00	AA	2,131,521
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,793,680
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,936,480
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	34,656
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding
	Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	AA–	847,521
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,705,306
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue	9/25 at 100.00	A	1,741,935
	Bonds, Series 2015, 5.000%, 9/01/30
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	10/16 at 100.00	AA–	2,006,500
	2006, 5.000%, 10/01/27 – FGIC Insured
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital
	Series 2014A:
2,580	5.000%, 10/01/29	10/24 at 100.00	BBB+	2,619,139
300	5.000%, 10/01/34	10/24 at 100.00	BBB+	300,936
2,240	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,509,875
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/19 at 100.00	AA	1,128,678
	Series 2009A-1, 5.000%, 10/01/29 – AGM Insured
3,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,505,110
	Series 2010A, 5.000%, 10/01/29
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	2,285,180
	Series 2013A, 5.000%, 10/01/24 – AGM Insured
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	BBB	2,012,740
	5.000%, 10/01/32
1,825	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	BBB–	1,828,632
	Lien Series 2010B, 5.250%, 10/01/29
88,927	Total Tax Obligation/Limited			82,014,479
	Transportation – 9.4% (6.0% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
375	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	AA–	386,119
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	AA–	121,806
520	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	635,310
	(Alternative Minimum Tax)
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line
	Light Rail Project, Green Bonds, Series 2016D:
1,865	5.000%, 3/31/29 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,296,524
2,100	5.000%, 9/30/29 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,580,606
5,120	5.000%, 3/31/36 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	6,118,349
3,145	5.000%, 3/31/51 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	3,746,010
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	1/17 at 100.00	N/R	1,303,120
1,000	5.000%, 7/01/34 – AMBAC Insured	1/17 at 100.00	N/R	1,002,010
460	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	11/16 at 100.00	N/R	461,233
	Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA	10,486,092
	2007, 5.000%, 7/01/30 – AGM Insured (UB) (5)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
680	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	759,179
175	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	192,819
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	3,458,940
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA–	20,440
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	AA–	71,397
30,050	Total Transportation			33,639,954
	U.S. Guaranteed – 14.8% (9.4% of Total Investments) (6)
3,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2007D, 5.000%, 7/01/32	7/17 at 100.00	AA (6)	3,111,720
	(Pre-refunded 7/01/17) – AMBAC Insured
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 –	No Opt. Call	AA (6)	2,431,280
	FGIC Insured (ETM)
3,120	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,852,950
	FGIC Insured (ETM)
2,230	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue	9/18 at 100.00	AAA	2,422,516
	Series 2008, 5.000%, 9/01/22 (Pre-refunded 9/01/18)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A (6)	1,754,820
	Health System, Series 2009A, 6.750%, 7/01/39 (Pre-refunded 7/01/19)
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3 (6)	4,199,445
	Hospital, Series 2007A, 5.000%, 7/01/29 (Pre-refunded 7/01/17)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
340	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	352,546
3,240	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,984,811
1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA (6)	1,088,924
	System, Series 2008, 5.000%, 7/01/28 (Pre-refunded 7/01/17) – AGM Insured
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	10/16 at 100.00	Baa1 (6)	3,511,900
	College of Art, Series 2006, 5.000%, 6/01/30 (Pre-refunded 10/07/16)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB (6)	2,455,133
2,905	5.500%, 7/01/42 (Pre-refunded 7/01/17)	7/17 at 100.00	BBB (6)	3,015,041
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	144,284
7,075	5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	7,561,548
3,950	6.000%, 1/01/43 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (6)	4,234,716
2,110	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	8/19 at 100.00	AAA	2,376,430
	5.000%, 8/15/21 (Pre-refunded 8/15/19)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,310,023
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,821,796
	5.500%, 7/01/19 – NPFG Insured (ETM)
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,147,038
	10/01/22 (Pre-refunded 10/01/16)
48,425	Total U.S. Guaranteed			52,776,921
	Utilities – 2.5% (1.6% of Total Investments)
1,300	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,543,412
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	AA	713,022
575	5.000%, 10/01/44	10/24 at 100.00	AA	680,070
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	11/16 at 100.00	AA–	3,604,860
	NPFG Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	11/16 at 100.00	AA–	1,576,971
	FGIC Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB–	730,774
	2007A, 5.000%, 7/01/24
8,375	Total Utilities			8,849,109
	Water and Sewer – 4.6% (2.9% of Total Investments)
2,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	AA	2,984,675
	5.000%, 7/01/38
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,324,140
915	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 –	No Opt. Call	AA	1,025,990
	FGIC Insured
	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A:
1,000	5.000%, 7/01/37	1/25 at 100.00	AA–	1,209,560
2,500	5.000%, 7/01/44	1/25 at 100.00	AA–	3,002,850
1,400	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,609,930
	Refunding Series 2014A, 5.000%, 7/01/35
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	2,372,786
	Series 2013, 5.500%, 7/01/43
1,645	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/26 at 100.00	A–	1,929,421
	Series 2016, 5.000%, 1/01/46
13,990	Total Water and Sewer			16,459,352
$ 543,187	Total Municipal Bonds (cost $512,708,590)			547,826,440

Shares	Description (1)			Value
	COMMON STOCKS – 0.4% (0.3% of Total Investments)

	Airlines – 0.4% (0.3% of Total Investments)
44,607	American Airlines Group Inc., (7)			$ 1,619,234
	Total Common Stocks (cost $1,288,472)			1,619,234
	Total Long-Term Investments (cost $513,997,062)			549,445,674

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.8% (1.8% of Total Investments)

	Water and Sewer – 2.8% (1.8% of Total Investments)
$ 10,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties,	11/16 at 100.00	VMIG-1	$ 10,000,000
	Maryland, Bond Anticipation Notes, Variable Rate Demand Obligations, Series 2015A-2,
	0.710%, 6/01/23 (8)
$ 10,000	Total Short-Term Investments (cost $10,000,000)			10,000,000
	Total Investments (cost $523,997,062) – 156.8%			559,445,674
	Floating Rate Obligations – (3.5)%			(12,540,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (55.2)% (9)			(197,000,000)
	Other Assets Less Liabilities – 1.9%			6,759,738
	Net Assets Applicable to Common Shares – 100%			$ 356,665,412

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$547,826,440	$ —	$547,826,440
Common Stocks	1,619,234	—	—	1,619,234
Short-Term Investments:
Municipal Bonds	—	10,000,000	—	10,000,000
Total	$1,619,234	$557,826,440	$ —	$559,445,674

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $512,603,856.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$37,763,849
Depreciation	(3,462,063)
Net unrealized appreciation (depreciation) of investments	$34,301,786
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a perecentage of Total
Investments is 35.2%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016